INVESTMENTS IN AFFILIATED AND OTHER COMPANY	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANY
NOTE 4          -    INVESTMENTS IN AFFILIATED AND OTHER COMPANY

A.	Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2016	2015
Bringg (see 1 below)	3,408	3,082
RTI (see 2 below)	8,387	(666)
IRT (see 2 below)	(266)	1,662
IRTA (see 2 below)	446	627
	11,975	4,705

1.	BRINGG Delivery Technologies Ltd. ("BRINGG") Formerly Overvyoo Ltd.

In December 2013, the Company invested $1.4 million in Bringg Delivery Technologies Ltd. ("Bringg") (formerly Overvyoo Ltd.), an Israeli start-up company developing solutions for the management of mobile/field workforce. In January and July 2015, the Company invested additional amounts of $1.1 million and US$2 million in Bringg, respectively. During November 2015 and July 2016, additional investors not related to Ituran, invested in Bringg, which reduced the percentage from 45% to 38.96% of the shares held by Ituran in Bringg, as at December 31, 2016.

A.	Investment in affiliated companies (Cont.)

2.
In September 2015, one of the largest global road vehicles manufacturers signed a four year agreement with Ituran Road Track Monitoramento De Veiculos Ltda. ("IRT") to offer Ituran's services in the Brazilian market (such as vehicle security, personal safety, remote diagnostic, web and app application and concierge). The agreement has a long-term timeframe.

On May 2016, the same global automaker signed a four year agreement with Ituran Road Track Argentina S.A ("IRTA") to offer telematics services in the Argentinian market.

These services are provided through a joint venture as follows:

2.1	ITURAN ROAD TRACK MONITORAMENTO De Veiculos Ltda.

In February 2015, IRT was established as a joint venture between Ituran and Road Track in order to offer Ituran's services to the Brazilian market. Since IRT's inception and as at balance sheet date, Ituran holds 50% of the shares of IRT. IRT is jointly controlled and therefore is not consolidated in the company's financial statements.

2.2	RTI URUGUAY S.A. ("RTI")

In March 2015, RTI was established as a joint venture between Ituran and Road Track in order to provide automatic vehicle location equipment to the same global road vehicles manufacturers as mentioned in section 2 above. Since RTI's inception and as at balance sheet date, Ituran holds 50% of the shares of RTI. RTI is jointly controlled and therefore is not consolidated in the company's financial statements.

As of December 31, 2016, the Company's investment included long-term loans in the amount of US$ 7.5 million. The loan bears an annual interest of Libor plus 3.5%. The maturity of the loan has not yet been determined.

2.3	ITURAN ROAD TRACK ARGENTINA S.A

In October 2015, IRTA was established as a joint venture between Ituran and Road Track in order to offer Ituran's services in the Argentinian market. Since IRTA's inception and as at balance sheet date, Ituran holds 50% of the shares of IRTA. IRTA is jointly controlled and therefore is not consolidated in the company's financial statements.

As of December 31, 2016, the Company's investment included long-term loans in the amount of US$ 1 million. The loan bears an annual interest of 25%. The maturity of the loan has not yet been determined

B.	Investment in other company

Locationet Systems Ltd. (“Locationet”)

The Company holds 19.15% of the shares of Locationet.

The balance of the Company’s investment in Locationet as of December 31, 2016 and 2015 was US$ 85,000 and US$ 78,000 respectively.